Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Concentration Risk [Line Items]
Number of customers with significant receivables	1	2
Receivables from customers accounted for consolidated trade receivables, percentage	16.00%	32.00%